UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Bluerock Fund Advisor, LLC

712 Fifth Avenue, 9th floor,

New York NY 10019

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 - June 30, 2018

Item 1 – Proxy Voting Record.

Registrant: Total Income+ Real Estate Fund	Item 1, Exhibit 1
Investment Company Act file number: 811-22710
Reporting Period: July 1, 2017 through June 30, 2018

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

	Issuer's Name	Exchange Ticker Symbol	"CUSIP" #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management
1	Healthcare Trust of America, Inc.	HTA	42225P501	7/12/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR; 1 yr term (3)	FOR; 1yr term
2	Sabra Health Care REIT, Inc.	SBRA	78573L106	8/15/2017	Issue shares in connection with Merger	MGMT	Y	AGAINST	AGAINST
3	BlackRock US Core Property Fund, L.P.	N/A	None	9/5/2017	Election of Directors	MGMT	Y	FOR	FOR
4	Digital Realty Trust, Inc.	DLR	253868103	9/13/2017	Issue shares in connection with Acquisition	MGMT	Y	FOR	FOR
5	DuPont Fabros Technology, Inc.	DFT	26613Q403	9/13/2017	Approve Merger Agreement; Advisory Vote on Golden Parachutes	MGMT	Y	FOR (1); AGAINST (2)	FOR (1); AGAINST (2)
6	Vail Resorts, Inc.	MTN	91879Q109	12/6/2017	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor; Approve Executive Compensation; Pay frequency	MGMT	Y	FOR; 1 yr term (4)	FOR; 1yr term
7	Morgan Stanley Prime Property Fund, LLC	N/A	None	1/23/2018	Election of Directors; Approve Executive Compensation	MGMT	N	ABSTAIN	ABSTAIN
8	Potlatch Corporation	PCH	737630103	2/20/2018	Issue shares in connection with Acquisition	MGMT	Y	FOR	FOR
9	Cousins Properties Incorporated	CUZ	222795106	4/24/2018	Election of Directors; Approve Executive Compensation; Ratify Deloitte & Touche, LLP as auditor	MGMT	Y	FOR	FOR
10	PS Business Parks, Inc.	PSB	69360J107	4/24/2018	Election of Directors; Approve Executive Compensation; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
11	STAG Industrial, Inc.	STAG	85254J102	4/30/2018	Election of Directors; Ratify PricewaterhouseCoopers LLLP as auditor; Amend Charter to allow Shareholders to amend Bylaws; Amend Omnibus Stock Plan; Approve Executive Compensation; Pay frequency	MGMT	Y	FOR (1)-(4), (6) -1 yr term; AGAINST (5)	FOR (1)-(4), (6) - 1yr term; AGAINST (5)
12	Equity Lifestyle Properties, Inc.	ELS	29472R108	5/1/2018	Election of Directors; Approve Ernst & Young LLP as auditor; Approve Executive Compensation	MGMT	Y	FOR; WITHHOLD (1.2 & 1.7)	FOR
13	Terreno Realty Corporation	TRNO	88146M101	5/1/2018	Election of Directors; Approve Executive compensation; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
14	MGM Growth Properties LLC	MGP	55303A105	5/2/2018	Election of Directors; Ratify Deloitte & Touche LLP as auditor; Approve Executive compensation	MGMT	Y	AGAINST (1); FOR (2)-(3)	AGAINST (1); FOR (2)-(3)
15	Prologis, Inc.	PLD	74340W103	5/2/2018	Election of Directors; Approve Executive Compensation; Ratify KPMG LLP as auditor	MGMT	Y	FOR	FOR
16	DCT Industrial Trust Inc.	DCT	233153204	5/3/2018	Election of Directors; Approve Executive compensation; Approve Omnibus Stock Plan; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
17	Gladstone Commercial Corporation	GOOD	376536108	5/3/2018	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.2) & (1.3)	FOR
18	QTS Realty Trust, Inc.	QTS	74736A103	5/3/2018	Election of Directors; Approve Executive compensation; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.3)	FOR
19	Ryman Hospitality Properties, Inc.	RHP	78377T107	5/3/2018	Election of Directors; Approve Executive compensation; Ratify Ernst & Young LLP as auditor; Effectuate Spin-Off of Entertainment Business	MGMT (1)-(3); SH(4)	Y	FOR (1)-(3); AGAINST (4)	FOR (1)-(3); AGAINST (4)
20	Potlatch Corporation	PCH	737630103	5/7/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
21	Digital Realty Trust, Inc.	DLR	253868103	5/8/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR; Against (1.C) & (1.D)	FOR; AGAINST (1.C) & (1.D)
22	Easterly Government Properties, Inc.	DEA	27616P103	5/8/2018	Election of Directors; Approve Executive compensation; Pay Frequency; Ratify PricewaterhouseCoopers LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.4)-(1.6); FOR (3) - 1 yr term	FOR; 1yr term
23	Getty Realty Corp.	GTY	374297109	5/8/2018	Election of Directors; Approve Executive compensation; Increase Authorized Preferred and Common Stock; Ratify PricewtaerhouseCoopers LLP as auditor	MGMT	Y	FOR (1); WITHHOLD (1.B), (1.C) & (1.F), FOR (2) & (4); AGAINST (3)	FOR (1), (2) & (4); AGAINST (3)
24	Healthcare Realty Trust Incorporated	HR	421946104	5/8/2018	Election of Directors; Ratify BDO USA, LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
25	CyrusOne Inc.	CONE	23283R100	5/9/2018	Election of Directors; Approve Executive compensation; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR	FOR
26	InvenTrust Properties Corp.	N/A	None	5/9/2018	Election of Directors: Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR (1)-(2); ABSTAIN (3)	FOR
27	First Industrial Realty Trust, Inc.	FR	32054K103	5/10/2018	Election of Directors; Approve Executive compensation; Ratify PricewtaerhouseCoopers LLP as auditor	MGMT	Y	FOR	FOR
28	Agree Realty Corporation	ADC	008492100	5/15/2018	Election of Directors; Ratify Grant Thornton LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
29	NexPoint Residential Trust, Inc.	NXRT	65341D102	5/15/2018	Election of Directors; Ratify KPMG LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.D)	FOR
30	ESH Hospitality, Inc.	N/A	26907Y104	5/16/2018	Election of Directors; Approve Executive compensation; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR	FOR
31	Extended Stay America, Inc.	STAY	30224P200	5/16/2018	Election of Directors; Approve Executive compensation; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR	FOR
32	Camden Property Trust	CPT	133131102	5/17/2018	Election of Directors; Ratify Deloitte & Touche LLP as auditor; Approve Executive compensation; Approve Omnibus Stock Plan; Approve Qualified Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
33	Chatham Lodging Trust	CLDT	16208T102	5/17/2018	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor; Approve Executive compensation	MGMT	Y	FOR; WITHHOLD (1.1) & (1.4)	FOR
34	Crown Castle International Corp.	CCI	22822V101	5/17/2018	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
35	Independence Realty Trust, Inc.	IRT	45378A106	5/17/2018	Election of Directors; Ratify KPMG LLP as auditor	MGMT	Y	FOR; AGAINST (1.2) & (1.7)	FOR; AGAINST (1.2) & (1.7)
36	Lamar Advertising Company	LAMR	512816109	5/17/2018	Election of Directors; Ratify KPMG LLP as auditor	MGMT	Y	FOR	FOR
37	Liberty Property Trust	LPT	531172104	5/17/2018	Election of Directors; Approve Executive compensation; Amend Declaration of Trust to Permit Shareholders to Amend Bylaws; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
38	Monmouth Real Estate Investment Corporation	MNR	609720107	5/17/2018	Election of Directors; Ratify PKF O'Connor Davies LLP as auditor; Approve Executive compensation	MGMT	Y	WITHHOLD (1); FOR (2), (3)	FOR
39	Rayonier Inc.	RYN	754907103	5/17/2018	Election of Directors; Approve Executive compensation; Ratify Ernst & Young, LLP as auditor	MGMT	Y	FOR	FOR
40	SBA Communications Corporation	SBAC	78410G104	5/17/2018	Election of Directors; Ratify Ernst & Young LLP as auditor; Approve Executive compensation; Approve Qualified Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
41	Sun Communities, Inc.	SUI	866674104	5/17/2018	Election of Directors; Ratify Grant Thornton LLP as auditor; Approve Executive compensation; Amend Non-Employee Director Omnibus Stock Plan	MGMT	Y	FOR	FOR
42	Weyerhaeuser Company	WY	962166104	5/18/2018	Election of Directors; Approve Executive compensation; Ratify KPMG LLP as auditor	MGMT	Y	FOR	FOR
43	Alexandria Real Estate Equities, Inc.	ARE	015271109	5/22/2018	Election of Directors; Amend Omnibus Stock Plan; Approve Executive compensation; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR; AGAINST (1.3)-(1.5)	FOR; AGAINST (1.3)-(1.5)
44	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/22/2018	Election of Directors; Approve Executive compensation; Amend Omnibus Stock Plan; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
45	American Tower Corporation	AMT	03027X100	5/23/2018	Election of Directors; Ratify Deloitte & Touche LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
46	Brandywine Realty Trust	BDN	105368203	5/23/2018	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor; Approve Executive compensation; Reduce Supermajority Vote Requirement; Opt Out of the State's Control Share Acquisition Law; Amend Declaration of Trust to Provide Shareholders the Ability to Amend the Bylaws	MGMT	Y	FOR (1)-(4), (6); AGAINST (5)	FOR (1)-(4), (6); AGAINST (5)
47	CoreSite Realty Corporation	COR	21870Q105	5/23/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
48	Extra Space Storage Inc.	EXR	30225T102	5/23/2018	Election of Directors; Ratify Ernst & Young LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
49	National Storage Affiliates Trust	NSA	637870106	5/23/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation; Pay Frequency	MGMT	Y	FOR; 1 yr term (4)	FOR; 1yr term
50	EastGroup Properties, Inc.	EGP	277276101	5/24/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
51	Invitation Homes Inc.	INVH	46187W107	5/24/2018	Election of Directors; Ratify Deloitte & Touche LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.1) & (1.11)	FOR
52	Medical Properties Trust, Inc.	MPW	58463J304	5/24/2018	Election of Directors; Ratify PricewaterhouseCoopers LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR
53	UDR, Inc.	UDR	902653104	5/24/2018	Election of Directors; Ratify Ernst & Young LLP as auditor; Approve Executive compensation; Amend Charter to Permit Stockholders to Amend Bylaws	MGMT	Y	AGAINST (1.A)-(1.B), (1.I) & (4); FOR (1.C)-(1.H), (1.J), (2) & (3)	AGAINST (1.A)-(1.B), (1.I) & (4); FOR (1.C)-(1.H), (1.J), (2) & (3)
54	CareTrust REIT, Inc.	CTRE	141274T107	5/30/2018	Declassify Board of Directors; Elect Director; Approve Executive compensation; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR	FOR
55	Equinix, Inc.	EQIX	29444U700	6/7/2018	Election of Directors; Approve Executive compensation; Ratify PricewtaerhouseCoopers LLP as auditor; Amend Proxy Access Right	MGMT (1)-(3); SH(4)	Y	FOR	FOR
56	Highlands REIT	N/A	None	6/6/2018	Election of Directors, Ratify KPMG LLP as auditor	MGMT	Y	FOR	FOR
57	Rexford Industrial Realty, Inc.	REXR	76169C100	6/11/2018	Election of Directors; Ratify Ernst & Young LLP as auditor; Approve Executive compensation; Amend Omnibus Stock Plan	MGMT	Y	FOR; WITHHOLD (1.7)-(1.8)	FOR
58	Armada Hoffler Properties, Inc.	AHH	04208T108	6/13/2018	Election of Directors; Ratify Ernst & Young LLP as auditor	MGMT	Y	FOR; WITHHOLD (1.1)-(1.3)	FOR
59	Chesapeake Lodging Trust	CHSP	165240102	6/14/2018	Election of Directors; Ratify Ernst & Young LLP as auditor; Amend Omnibus Stock Plan; Approve Executive compensation	MGMT	Y	FOR	FOR
60	UMH Properties, Inc.	UMH	903002103	6/14/2018	Election of Directors; Ratify PKF O'Connor Davies LLP as auditor; Amend Omnibus Stock Plan	MGMT	Y	FOR; WITHHOLD (1.4)	FOR
61	W.P. Carey Inc.	WPC	92936U109	6/14/2018	Election of Directors; Approve Executive compensation; Ratify PricewaterhouseCoopers LLP as auditor	MGMT	Y	FOR	FOR
62	InterXion Holding NV	INXN	N47279109	6/29/2018	Adopt Financial Statements and Statutory Reports; Approve Discharge of Directors; Reelect R. Ruijter as Director; Elect D. Lister as Director; Approve Grant of Shares under Restricted Stock Plan; Approve Award of Performance Shares; Grant Board Authority to Issue Shares Re: Employee Incentive Schemes; Authorize Board to exclude Preemptive Rights from Share Issuances Under Item 7; Grant Board Authority to Issue Shares up to 10% of Issued Capital for General Purposes; Authorize Board to exclude Preemptive Rights from Share Issuances Under Item 9; Ratify KPMG Accountants N.V. as auditor	MGMT	Y	FOR	FOR
63	Pebblebrook Hotel Trust	PEB	70509V100	6/29/2018	Election of Directors; Ratify KPMG LLP as auditor; Approve Executive compensation	MGMT	Y	FOR	FOR

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Total Income+ Real Estate Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 13, 2018